Note 30 - Non-cash Items - Investment and Financing Activities Not Involving Cash (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Acquisition of investments payables	R$ 20.0
Cash financing cost other than interests	(2.1)	(142.2)	42.3
PERT 2017			199.7
Fair value of option granted on a subsidiary	(274.3)	(166.8)	221.8
Shareholding exchange transactions		36.5
Effect of application of IAS 29 (hyperinflation)	339.2	32.9
Others		R$ 0.8